Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

19.	Subsequent events

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements. Based on this evaluation, and except as disclosed below, the Company did not identify any subsequent events that require adjustment to, or disclosure in, the financial statements in accordance with U.S. GAAP.

On February 9, 2026, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with certain non-U.S. investors (the “Purchasers”) for a private placement offering, pursuant to which the Company agreed to sell and issue 40,000,000 Class A ordinary shares, par value $0.0002 per share, at a purchase price of $1.00 per share, for an aggregate purchase price of $40,000,000. The transaction closed on February 10, 2026. Upon closing, the Company issued 40,000,000 Class A ordinary shares to the Purchasers and received gross proceeds of $40,000 (or RMB280,000). The Class A ordinary shares issued in this transaction were offered and sold in reliance on the exemption from registration provided by Rule 903 of Regulation S under the Securities Act of 1933, as amended.

On February 15, 2026, the Company entered into an investment agreement (the “Agreement”) with Shanghai Kesheng Investment Management Co., Ltd (“Kesheng”). Pursuant to the Agreement, the Company, Kesheng and 9 others investors agreed to establish a limited partnership (the “Partnership”) for the purpose of providing stable and sustainable investment returns through asset management and investment consulting services. The total committed capital of the Partnership is RMB 4,000,000. Kesheng, is the general partner and has committed to contributed RMB 1,200,000, representing a 30% of equity interest in the Partnership. The Company is the limited partner and has committed to contributed RMB 280,000, representing a 7.0% of equity interest in the Partnership. The initial terms of the Partnership is five years, with the optional two-year extension. Profits are distributed upon the exit of investment projects, with the general partner receiving a 30.0% performance-based allocation and the remaining 70.0% distributed among all limited partners pro-rata to their capital contributions. The Company paid the capital contribution following the receipt of proceeds from a private placement completed by the Company.